SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Customer 1 percentage of receivables	34.20%	19.90%
Customer 2 percentage of receivables	17.00%		[1]

[1]	Customer was less than 10% of Gross Accounts Receivable at March 31, 2017 and December 31, 2016.